Lord Abbett Affiliated Fund, Inc.
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973

                                  March 5, 2002


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:     Lord Abbett Affiliated Fund, Inc.
        CIK: 0000002691
        1933 Act File No.: 002-10638
        1940 Act File No.: 811-00005


Dear Sir/Madam:

     Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 89 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on February 28, 2002.

     Please contact the undersigned at (201) 395-2259 if you have any questions or comments.

                                        Very truly yours,

                                     /s/Leslie C. Vanderhoof
                                        Leslie C. Vanderhoof
                                        Legal Assistant